Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Investment Properties

	2018	2017
	RMB million	RMB million
Cost
At January 1	392	402
Transfer from property, plant and equipment (note 17)	474	4
Transfer from intangible asset (note 20)	98	—
Transfer to property, plant and equipment (note 17)	(24)	(14)

At December 31	940	392

Accumulated depreciation
At January 1	90	81
Transfer from property, plant and equipment (note 17)	88	2
Transfer from intangible asset (note 20)	18	—
Transfer to property, plant and equipment (note 17)	(6)	(5)
Charge for the year (note 11)	26	12

At December 31	216	90

Net book amount
At December 31	724	302

Summary of Fair Value Measurement Hierarchy of Investment Properties

The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2018		243	884	1,127

As at December 31, 2017	—	198	430	628